Note 17 - Supplemental Cash Flow Information - Non-cash Financing and Investing Activities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Acquisitions of Real Estate Through Loan Foreclosures	$ 1,724,936	$ 5,664,554	$ 7,536,165
Change in Unrealized Gain (Loss) on AFS Investment Securities	$ (608,355)	$ (890,590)	$ 622,155